EMPLOYEE BENEFIT PLANS (Tables)	12 Months Ended
Dec. 31, 2024
Retirement Benefits [Abstract]
Schedule of Multiemployer Plan

Pension Fund	EIN/PN	Plan Year-End	PPA Zone Status(1)			FIP/RP Status Pending/ Implement	Contributions			More Than 5%(2)	Surcharge Imposed	Expiration Date of CBA
			December 31				(in millions)
			2024	2023	2022		2024 (3)	2023 (3)	2022 (3)
National Automatic Sprinkler Industry Pension Fund	52-6054620-001	12/31/2023	Green	Green	Green	No	$34	$32	$30	Yes	No	3/31/2025
Heavy And General Laborers Local Unions 472 And 172 Of New Jersey Pension Fund	22-6032103-001	3/31/2024	Green	Green	Green	No	10	5	5	Yes	No	2/28/2027
Twin City Pipe Trades Pension Plan	41-6131800-001	4/30/2023	Green	Green	Green	No	8	11	10	Yes	No	4/30/2027
Boilermaker-Blacksmith National Pension Trust	48-6168020-001	12/31/2023	Red	Green	Yellow	Yes	5	6	5	No	No	12/31/2025
Sheet Metal Workers' National Pension Fund	52-6112463-001	12/31/2023	Green	Green	Yellow	No	4	6	6	No	No	4/30/2025
National Electrical Benefit Fund	53-0181657-001	12/31/2023	Green	Green	Green	No	3	8	8	No	No	6/30/2027
Sheet Metal Workers' Local 10 Pension Fund	41-1562581-001	12/31/2023	Green	Green	Green	No	2	2	3	Yes	No	4/30/2027
Building Trades United Pension Trust Fund Milwaukee And Vicinity	51-6049409-001	5/31/2024	Green	Green	Green	No	2	2	2	No	No	5/31/2026
Operating Engineers 825 Pension Fund	22-6033380-001	6/30/2023	Green	Green	Green	No	2	1	1	Yes	No	6/30/2026
Central Pension Fund Of The IUOE & Participating Employers	36-6052390-001	1/31/2024	Green	Green	Green	No	2	4	3	No	No	5/31/2026
United Association National Pension Fund	52-6152779-001	6/30/2023	Green	Green	Yellow	No	2	3	4	No	No	4/30/2027
Eastern NY Laborers International Local 754	13-4164083-001	6/30/2024	Green	Green	Green	No	1	1	1	Yes	No	5/31/2025
Total other							14	19	21
Total							$89	$100	$99

(1)The zone status represents the most recent available information for the respective MEPP, which may be 2023 or earlier for the 2024 year and 2022 or earlier for the 2023 year.
(2)This information was obtained from the respective plan’s Form 5500 (Forms) for the most current available filing. These dates may not correspond with the Company’s fiscal year contributions. The above-noted percentages of contributions are based upon disclosures contained in the plans’ Forms. Those Forms, among other things, disclose the names of individual participating employers whose annual contributions account for more than 5% of the aggregate annual amount contributed by all participating employers for a plan year. Accordingly, if the annual contribution of two or more of the Company’s subsidiaries each accounted for less than 5% of such contributions, but in the aggregate accounted for in excess of 5% of such contributions, that greater percentage is not available and accordingly is not disclosed.
(3)2024, 2023, and 2022 periods represent the years ended December 31, 2024, 2023, and 2022.